Service | BLACKROCK U.S. OPPORTUNITIES PORTFOLIO
Fund Overview Key Facts About BlackRock U.S. Opportunities Portfolio
Investment Objective
The investment objective of BlackRock U.S. Opportunities Portfolio (“U.S. Opportunities” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Services Shares of U.S. Opportunities.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Service BLACKROCK U.S. OPPORTUNITIES PORTFOLIO Service Shares
Management Fee		1.08%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		1.61%
Fee Waivers and/or Expense Reimbursements	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	1.36%
[1]	As described in the "Management of the Funds" section of the Fund's prospectus on pages 40-46, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.36% of average daily net assets until February 1, 2015. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Service BLACKROCK U.S. OPPORTUNITIES PORTFOLIO Service Shares	138	484	853	1,890

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal market conditions, U.S. Opportunities invests at least 80% of its net assets in equity securities issued by U.S. emerging capitalization companies with relatively attractive earnings growth potential and valuation. Although a universal definition of emerging capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to those within the universe of Russell Midcap® Index stocks (between approximately $1.82 billion and $21.53 billion as of May 31, 2013). In the future, the Fund may define emerging capitalization companies using a different index or classification system.

The Fund seeks to buy primarily common stock but can also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through initial public offerings (“IPOs”).

The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities (collectively, commonly known as derivatives). The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole (hedge), but they may also be used to maintain liquidity and commit cash pending investment. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in U.S. Opportunities, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  “New Issues” Risk — “New issues” are initial public offerings of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.
  Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Performance Information
The information shows you how U.S. Opportunities’ performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell Midcap® Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Service Shares ANNUAL TOTAL RETURNS BlackRock U.S. Opportunities Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 18.99% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.40% (quarter ended September 30, 2011).
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns Service BLACKROCK U.S. OPPORTUNITIES PORTFOLIO	1 Year	5 Years	10 Years
Service Shares	39.44%	18.60%	11.36%
Service Shares Return After Taxes on Distributions	31.28%	16.64%	10.44%
Service Shares Return After Taxes on Distributions and Sale of Shares	25.85%	14.85%	9.32%
Russell Midcap® Index (Reflects no deduction for fees, expenses or taxes)	34.76%	22.36%	10.22%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.